ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basic and Fully Diluted Net Loss Per Share
	For the Years Ended December 31,
	2011	2010
Basic and fully diluted net loss per share:

Loss (numerator)	$(2,462,117)	$(5,550,054)
Shares (denominator)	850,656	313,537
Per share amount	$(2.89)	$(17.70)

Deferred tax assets
	2011	2010
Deferred tax assets:
NOL Carryover	$10,958,000	$10,121,000
Valuation allowance	(10,958,000)	(10,121,000)

Net deferred tax asset	$—	$—

Income tax provision
	2011	2010
Current Federal Tax	$—	$—
Current State Tax	—	—
Change in NOL Benefit	837,000	1,887,000
Valuation allowance	(837,000)	(1,887,000)
	$—	$—

Unrecognized tax benefits
	2011	2010
Beginning balance	$—	$—
Additions based on tax positions related to current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Reductions in benefit due to income tax expense	—	—
Ending balance	$—	$—

Accrued expenses
	December 31,
	2011	2010

Accrued compensation	$—	$1,585,104
Accrued interest	801,110	942,380
Total accrued expenses	$801,110	$2,527,484